Note 15 - Parent Company Only Condensed Financial Information (Details) - Condensed Statements of Income (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Gain on sale of ProAlliance Corporation													$ 810
Expenses:
Interest on subordinated debentures													165	265	789
Income before income taxes and equity in undistributed earnings of subsidiaries													11,193	11,051	9,814
Income tax benefit													3,120	2,939	2,762
Net Income	423	2,742	1,344	3,564	1,886	1,061	1,942	3,223	1,604	1,107	1,719	2,622	8,073	8,112	7,052
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Interest on notes													84	85	114
Other operating income													34	68	84
Dividends from subsidiaries													3,500	8,500	4,500
Gain on sale of ProAlliance Corporation													810
Expenses:
Interest on notes													84	86	114
Interest on subordinated debentures													165	265	789
Operating expenses													384	456	364
Income before income taxes and equity in undistributed earnings of subsidiaries													3,795	7,846	3,431
Income tax benefit													(108)	214	355
Equity in undistributed earnings of subsidiaries													4,386	52	3,266
Net Income													$ 8,073	$ 8,112	$ 7,052